Deferred tax (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax
Asset	£ 1,690	£ 2,599	£ 3,668
Liability	(1,690)	(2,599)	(3,668)
Net				£ 6,547